American Century ETF Trust Summary Prospectus and Prospectus Supplement American Century® STOXX® U.S. Quality Growth ETF
Supplement dated March 31, 2023 ■ Summary Prospectus and Prospectus dated January 1, 2023

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

American Century® STOXX® U.S. Quality Growth ETF will be renamed American Century® U.S. Quality Growth ETF. Effective May 31, 2023, all references to American Century® STOXX® U.S. Quality Growth ETF will be replaced with American Century® U.S. Quality Growth ETF.

Effective May 31, 2023, the fund will change its index from the iSTOXX® American Century USA Quality Growth Index to the American Century U.S. Quality Growth Index. As part of the change, the fund will change its investment objective as follows:

Current Investment Objective	New Investment Objective
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Growth Index (the “Index”).	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.
Effective May 31, 2023, under normal market conditions, the fund will invest at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index. The American Century U.S. Quality Growth Index (Index) is a rules-based index maintained by American Century Investment Management, Inc. (the index provider).

Effective May 31, 2023, Peruvemba Satish will no longer be managing the fund.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97989 2303

American Century ETF Trust Summary Prospectus and Prospectus Supplement American Century® STOXX® U.S. Quality Value ETF
Supplement dated March 31, 2023 ■ Summary Prospectus and Prospectus dated January 1, 2023

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

American Century® STOXX® U.S. Quality Value ETF will be renamed American Century® U.S. Quality Value ETF. Effective May 31, 2023, all references to American Century® STOXX® U.S. Quality Value ETF will be replaced with American Century® U.S. Quality Value ETF.

Effective May 31, 2023, the fund will change its index from the iSTOXX® American Century USA Quality Value Index to the American Century U.S. Quality Value Index. As part of the change, the fund will change its investment objective as follows:

Current Investment Objective	New Investment Objective
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the iSTOXX® American Century USA Quality Value Index (the underlying index).	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.
Effective May 31, 2023, under normal market conditions, the fund will invest at least 80% of its assets in the component securities of the underlying index. The American Century U.S. Quality Value Index (Index) is a rules-based index maintained by American Century Investment Management, Inc. (the index provider).

Effective May 31, 2023, Peruvemba Satish will no longer be managing the fund.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97990 2303